UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22185

IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611

Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite N-611

Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

July 31, 2013 (unaudited)

	Shares	Value

Investment Companies — 99.6%

Aggregate Bond Funds — 20.6%
iShares Core Total US Bond Market ETF(a)	175,147	$ 18,795,024
SPDR Barclays Aggregate Bond ETF(a)(b)	14,867	843,851
Vanguard Total Bond Market ETF(a)	267,134	21,643,197

Total Aggregate Bond Funds		41,282,072

Commodity Funds — 2.2%
iPath Dow Jones-UBS Commodity Index Total Return ETN*(a)	22,639	837,869
iShares Silver Trust*(a)	11,994	229,325
PowerShares DB Commodity Index Tracking Fund*(a)	126,704	3,285,435

Total Commodity Funds		4,352,629

Convertible Bond Fund — 8.2%
SPDR Barclays Convertible Securities ETF(a)(b)	368,687	16,421,319

Corporate Bond Funds — 15.7%
iShares Credit Bond ETF(a)	9,793	1,057,057
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	148,868	17,048,363
PowerShares Senior Loan Portfolio(a)(b)	531,572	13,262,721

Total Corporate Bond Funds		31,368,141

Currency Funds — 0.7%
CurrencyShares Japanese Yen Trust*(a)	2,578	257,620
WisdomTree Emerging Currency Fund*(a)(b)	52,287	1,057,243

Total Currency Funds		1,314,863

Currency Harvest Fund — 1.4%
PowerShares DB G10 Currency Harvest Fund*(a)	107,103	2,717,203

Emerging Equity Funds — 2.2%
iShares MSCI Emerging Markets ETF(a)	46,445	1,809,962
Vanguard FTSE Emerging Markets ETF(a)	65,820	2,572,246

Total Emerging Equity Funds		4,382,208

Equity Funds — 9.0%
iShares MSCI EAFE ETF(a)	223,599	13,498,672
Vanguard FTSE Developed Markets ETF(a)	119,836	4,487,858

Total Equity Funds		17,986,530

International Bond Funds — 1.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	15,294	1,671,634
PowerShares Emerging Markets Sovereign Debt Portfolio(a)(b)	27,211	744,493

Total International Bond Funds		2,416,127

Real Estate Fund — 0.2%
SPDR Dow Jones International Real Estate ETF(b)	12,304	498,435

	Shares	Value
Investment Companies (continued)

Short-Term Treasury Bond Funds — 11.4%
iShares 1-3 Year Treasury Bond ETF(a)	82,903	$ 6,995,355
iShares Short Treasury Bond ETF(a)(b)	36,324	4,004,721
SPDR Barclays 1-3 Month T-Bill ETF*(a)	29,275	1,340,795
Vanguard Short-Term Bond ETF(a)	130,932	10,517,768

Total Short-Term Treasury Bond Funds		22,858,639

Treasury Inflation-Protected Securities Bond Fund — 5.4%
iShares TIPS Bond ETF(a)	95,371	10,764,525

U.S. Large Cap Equity Funds — 18.2%
iShares Russell 1000 Growth ETF(a)	388,597	29,716,012
SPDR S&P 500 ETF Trust(a)	39,016	6,580,439

Total U.S. Large Cap Equity Funds		36,296,451

U.S. Small Cap Equity Fund — 3.2%
iShares Russell 2000 ETF(a)(b)	62,047	6,432,412

Total Investment Companies — 99.6%
(Cost $191,809,728)		199,091,554

Short-Term Investment — 0.4%

Money Market Fund — 0.4%
Dreyfus Treasury & Agency Cash Management 521 Institutional, 0.01%(c)
(Cost $924,205)	924,205	924,205

Investment of Cash Collateral For Securities Loaned — 12.6%

Money Market Fund —12.6%
BNY Mellon Overnight Government Fund, 0.08%(d)
(Cost $25,154,378)	25,154,378	25,154,378

Total Investments — 112.6%
(Cost $217,888,311)		$ 225,170,137
Liabilities in Excess of Other Assets — (12.6)%(e)		(25,207,600)
Net Assets — 100.0%		$ 199,962,537

*	Non-income producing securities.
(a)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $117,863,296.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $24,600,906; total market value of collateral held by the Fund was $25,154,378.
(c)	Rate shown reflects the 7-day yield at July 31, 2013.
(d)	Rate shown reflects the 1-day yield at July 31, 2013.
(e)	Liabilities in Excess of Other Assets includes net unrealized depreciation on swap contracts.

ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note
TIPS	- Treasury Inflation Protected Security

Schedule of Investments (continued)
July 31, 2013 (unaudited)

Total Return Swap contracts outstanding at July 31, 2013:
	Annual
	Financing
	Rate
	Received	Expiration	Notional	Unrealized
Total Return Benchmark	(Paid)	Date	Amount	Depreciation[1]
CurrencyShares Euro Trust	(1.55)%	4/14/2014	$ (9,921,471)	$—
CurrencyShares Japanese Yen Trust	0.59%	4/14/2014	104,127	—
iPath Dow Jones-UBS Commodity Index Total Return ETN	0.59%	4/14/2014	338,716	—
iPath S&P 500 VIX Mid-Term Futures ETN	(2.78)%	4/14/2014	(1,336,620)	—
iShares 1-3 Year Treasury Bond ETF	0.59%	4/14/2014	2,827,911	—
iShares Core Total US Bond Market ETF	0.59%	4/14/2014	7,597,977	—
iShares Credit Bond ETF	0.59%	4/14/2014	427,334	—
iShares iBoxx $ High Yield Corporate Bond Fund	(2.00)%	4/14/2014	(3,241,562)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.59%	4/14/2014	6,891,928	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.59%	4/14/2014	675,802	—
iShares MSCI EAFE ETF	0.59%	4/14/2014	5,456,905	—
iShares MSCI Emerging Markets ETF	0.59%	4/14/2014	731,701	—
iShares Russell 1000 Growth ETF	0.59%	4/14/2014	12,012,902	—
iShares Russell 2000 ETF	0.59%	4/14/2014	2,600,355	—
iShares Short Treasury Bond ETF	0.59%	4/14/2014	1,618,911	—
iShares Silver Trust	0.59%	4/14/2014	92,713	—
iShares TIPS Bond ETF	0.59%	4/14/2014	4,351,590	—
iShares U.S. Real Estate ETF	(0.72)%	4/14/2014	(1,856,633)	—
PowerShares DB Commodity Index Tracking Fund	0.59%	4/14/2014	1,328,161	—
PowerShares DB G10 Currency Harvest Fund	0.59%	4/14/2014	1,098,445	—
PowerShares DB Gold Fund	(1.13)%	4/14/2014	(4,220,864)	—
PowerShares Emerging Markets Sovereign Debit Portfolio	0.59%	4/14/2014	300,960	—
PowerShares Senior Loan Portfolio	0.59%	4/14/2014	5,361,530	—
SPDR Barclays 1-3 Month T-Bill ETF	0.59%	4/14/2014	541,997	—
SPDR Barclays Aggregate Bond ETF	0.59%	4/14/2014	341,128	—
SPDR Barclays Convertible Securities ETF	0.59%	4/14/2014	6,638,420	—
SPDR Barclays High Yield Bond ETF	(1.01)%	4/14/2014	(2,148,153)	—
SPDR Dow Jones International Real Estate ETF	0.59%	4/14/2014	201,497	—
SPDR Dow Jones REIT ETF	(0.77)%	4/14/2014	(854,352)	—
SPDR S&P 500 ETF Trust	0.59%	4/14/2014	2,660,274	—
Vanguard FTSE Developed Markets ETF	0.59%	4/14/2014	1,814,228	—
Vanguard FTSE Emerging Markets ETF	0.59%	4/14/2014	1,039,841	—
Vanguard REIT ETF	(0.57)%	4/14/2014	(6,960,765)	—
Vanguard Short-Term Bond ETF	0.59%	4/14/2014	4,251,867	—
Vanguard Total Bond Market ETF	0.59%	4/14/2014	8,749,431	—
WisdomTree Emerging Currency Fund	0.59%	4/14/2014	427,390	—
Net Unrealized Depreciation				$—

A portion of the securities held by the Fund have been segregated as collateral for swap contracts.

The net collateral posted for swap contracts was $117,863,296 at July 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1 Reflects a Reset date of July 31, 2013.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. There were no transfers into or out of any levels described above during the year ended July 31, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

INDEX IQ ALPHA HEDGE STRATEGY FUND

	Level 1	Level 2	Level 3	Total
Assets
Investment Companies*	$199,091,554	$—	$—	$199,091,554
Short-Term Investment	26,078,583	—	—	26,078,583
Total	$225,170,137	$—	$—	$225,170,137

*	Please refer to the Schedule of Investments to view securities segregated by fund type.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for Federal income tax purposes at July 31, 2013 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

IQ Alpha Hedge Strategy Fund*	$ 219,696,613	$ 9,394,722	$ (3,921,198)	$ 5,473,524

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)* /s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date 9/16/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date 9/16/13

By (Signature and Title)* /s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date 9/16/13

* Print the name and title of each signing officer under his or her signature.